Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Deferred income tax assets
Deferred income tax liabilities	(659)	(775)
Net deferred income tax liabilities	$ (659)	$ (775)